Insurance Contracts_Assumptions And Basis For The Insurance Liability Adequacy Test(Details)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
General Insurance | Expense ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	10.42%	11.59%
Basis	Expense ratio divided by the most recent one year accrued insurance premium	Expense ratio divided by the most recent one year accrued insurance premium
General Insurance | Appraisal cost ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	4.63%	4.73%
Basis	Appraisal cost divided by the most recent three year accrued insurance premium	Appraisal cost divided by the most recent three year accrued insurance premium
General Insurance | Claim settlement ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	63.77%	67.23%
Basis	Claim payment divided by the most recent five year accrued insurance premium	Claim payment divided by the most recent five year accrued insurance premium
Automobile insurance | Expense ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	10.11%	11.00%
Basis	Expense ratio divided by the most recent one year accrued insurance premium	Expense ratio divided by the most recent one year accrued insurance premium
Automobile insurance | Appraisal cost ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	9.09%	9.33%
Basis	Appraisal cost divided by the most recent three year accrued insurance premium	Appraisal cost divided by the most recent three year accrued insurance premium
Automobile insurance | Claim settlement ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	77.51%	77.02%
Basis	Claim payment divided by the most recent five year accrued insurance premium	Claim payment divided by the most recent five year accrued insurance premium
Long-term Insurance | Discount rate
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Applied regulator's scenario requiring use of liquidity premium over risk-free rate	Applied regulator's scenario requiring use of liquidity premium over risk-free rate
Long-term Insurance | Discount rate | Bottom Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	2.64%	1.63%
Long-term Insurance | Discount rate | Top Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	9.05%	9.12%
Long-term Insurance | Expense ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	6.43%	6.51%
Basis	Reflected the Parent Company's future expense cost based on the most recent one-year data	Reflected the Parent Company's future expense cost based on the most recent one-year data
Long-term Insurance | Lapse ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Based on the most recent five year data	Based on the most recent five year data
Long-term Insurance | Lapse ratio | Bottom Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	1.50%	1.30%
Long-term Insurance | Lapse ratio | Top Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	31.40%	34.80%
Long-term Insurance | Mortality
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Rate of risk to the anticipated risk premium of the insurer for the most recent five years	Rate of risk to the anticipated risk premium of the insurer for the most recent five years
Long-term Insurance | Mortality | Bottom Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	9.00%	12.00%
Long-term Insurance | Mortality | Top Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	724.00%	633.00%
Life insurance | Discount rate
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	Estimated investment assets profit ratio based on the interest rate scenario provided by the Financial Supervisory Service	Estimated investment assets profit ratio based on the interest rate scenario provided by the Financial Supervisory Service	Estimated investment assets profit ratio based on the interest rate scenario provided by the Financial Supervisory Service
Life insurance | Discount rate | Bottom Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	(1.72%)	(1.95%)	(3.21%)
Life insurance | Discount rate | Top Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	13.06%	14.31%	14.53%
Life insurance | Claim settlement ratio
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	The ratio of incidents by collateral, gender, elapsed period to the number of holding insurances based on the most recent seven-year experience statistics	The ratio of incidents by collateral, gender, elapsed period to the number of holding insurances based on the most recent seven-year experience statistics	The ratio of incidents by collateral, gender, elapsed period to the number of holding insurances based on the most recent seven-year experience statistics
Life insurance | Claim settlement ratio | Bottom Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	8.00%	6.00%	6.00%
Life insurance | Claim settlement ratio | Top Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	122.00%	118.00%	140.00%
Life insurance | Rate of surrender value
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Basis	The ratio of cancelled premiums to premiums by product group, method of payment, channel, and elapsed period calculated based on the most recent five-year experience statistics	The ratio of cancelled premiums to premiums by product group, method of payment, channel, and elapsed period calculated based on the most recent five-year experience statistics	The ratio of cancelled premiums to premiums by product group, method of payment, channel, and elapsed period calculated based on the most recent five-year experience statistics
Life insurance | Rate of surrender value | Bottom Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	0.00%	0.44%	0.48%
Life insurance | Rate of surrender value | Top Of Range Member [Member]
Assumptions And Basis For Insurance Liability Adequacy Test LineItems[Line Items]
Assumptions(%)	64.95%	60.30%	85.55%